Annual Fund Operating Expenses	Jun. 20, 2025
Horizon Dividend Income ETF | Horizon Dividend Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.70%
Horizon Core Equity ETF | Horizon Core Equity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.70%
Horizon Managed Risk ETF | Horizon Managed Risk ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.77%
Horizon Core Bond ETF | Horizon Core Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.65%
Horizon Flexible Income ETF | Horizon Flexible Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.80%
Horizon Nasdaq-100 Defined Risk ETF | Horizon Nasdaq-100 Defined Risk ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	0.85%
Horizon Digital Frontier ETF | Horizon Digital Frontier ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Expenses (as a percentage of Assets)	0.75%

[1]	“Other Expenses” is estimated for the current fiscal year.
[2]	“Other Expenses” are estimated for the current fiscal year.
[3]	“Other Expenses” are estimated for the current fiscal year.
[4]	“Other Expenses” are estimated for the current fiscal year.
[5]	“Other Expenses” are estimated for the current fiscal year.
[6]	“Other Expenses” are estimated for the current fiscal year.
[7]	“Other Expenses” are estimated for the current fiscal year.